Commitments and Contingencies	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 5 – COMMITMENTS AND CONTINGENCIES

Litigation

Other than as set forth below, the Company is not currently involved in any litigation that it believes could have a material adverse effect on its financial condition or results of operations.

In December 2017, a disgruntled former consultant brought an action in Texas state court against the Company and its former chief executive officer, alleging fraud and misrepresentation pertaining to stock and payments alleged to be owed to the consultant. The Company believes it has made all required payments and delivered the stock to the consultant. The consultant also included a claim of partial ownership of certain of the Company’s patents, which the Company believes is without merit. The case is currently being defended by the Company.

In August 2019, the Board of Directors formed a special committee of independent directors (the “Special Committee”) to investigate certain activities of Michael De La Garza (“De La Garza”), our former chief executive officer. Also, in that same month, the Company initiated litigation against De La Garza in the District Court of Travis Country, Texas (the “Court”). On September 25, 2019, the Court entered a temporary injunction against De La Garza enjoining him from numerous acts. The Special Committee investigated certain activities of De La Garza, including the Ageos, LLC Operating Agreement, the QHCI/Noun note receivable, an advance/bonus, personal expenditures, and other items. All amounts expended have been expensed as of September 30, 2019.

The Company also sued De La Garza, among others, in federal district court seeking to invalidate the issuance of Series A preferred stock to him in 2015. The preferred shares were converted to 13.5 million shares of common stock by De La Garza during 2018.

All litigation with De La Garza was settled on August 28, 2020 with De La Garza and the Company entering into a Settlement Agreement, whereby De La Garza agreed to return 13.1 million shares of common stock to the Company and the Company agreed to pay De La Garza $400,000 between September 30, 2020 and September 30, 2021. At December 31, 2020, Cipherloc owed $75,000 in settlement payments which will be made in $25,000 equal payments on March 1, 2021, June 1, 2021, and September 1, 2021, respectively.

The Company also sought to invalidate the issuance of 1 million shares of the Company’s Series A preferred stock in or around 2011 to former director and chief financial officer, Pamela Thompson, which stock was being held by the Carmel Trust II. As such, the Company initiated an action against James LeGanke, as Trustee of Carmel Trust II, in federal district court as part of its efforts to invalidate those shares. The Company alleged that Thompson failed to comply with both state law and the Company bylaws when she De La Garza caused the Company to issue the preferred stock to themselves as purported compensation. The action was settled on January 11, 2021, for $50,000 in exchange for the return of the 1,000,000 shares of Series A preferred stock and 127,500 shares of the Company’s common stock. The settlement payment was included in the December 31, 2020 balance sheet as an accrued liability.

In October, 2020, Ageos, LLC, a Virginia limited liability company (“Ageos”), filed a Third-Party Complaint against the Company (Third Party Case No. GV20015643-00) in connection with the pending action titled Scandium, LLC v. Ageos, LLC (Case No. GV20014313-00) in the General District Court for Fairfax County in the Commonwealth of Virginia. The action relates to an operating agreement, by and between the Company and Ageos, whereby the Company agreed to guarantee Ageos’s lease in order to enable the leasing of space in Fairfax County, VA. The Company’s subsequently terminated the agreement with Ageos and offered to take over the space as an accommodation. Ageos declined. Ageos’s third party complaint demands from the Company, among other things, all damages obtained by Scandium, LLC against Ageos; (ii) other compensatory damages in connection with certain lease payments under the lease discussed above; and (iii) pre-judgment interest. This lawsuit is ongoing, and its resolution is unknown.

Leases

As of December 31, 2020, the Company had one lease agreement for facilities.

In February 2020, the Company leased approximately 3,666 square feet of office space on 2107 Wilson Boulevard, Arlington, Virginia. The lease for this facility began on February 1, 2020 and continues until July 31, 2025. The base annual rent is $159,471, a $100,000 security deposit was paid, and abatement of monthly rent payments was provided until August 1, 2020, and the lease provides for annual rent increases of approximately 2.5%. The amount of future payments guaranteed is $782,214.

As the result of restructuring actions intended to conserve cash during the COVID-19 crisis, the landlord of the Wilson Boulevard space was notified that the Company no longer needed the space and is seeking an amicable and reasonable termination of the lease agreement.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenant.

Operating Leases

Operating leases are included in operating lease ROU lease assets, and operating lease liabilities and operating long-term lease liabilities on the Balance Sheets. Lease expense for operating leases is recognized on a straight-line basis over the lease term. Variable lease expense is recognized in the period in which the obligation for those payments is incurred. Lease expense is included in general and administrative expense in the statements of operations and is reported net of lease income. Lease income is not material to the results of operations for the three months ended December 31, 2020.

Cash Flows

An initial right-of-use asset of $233,751 was recognized as a non-cash asset addition with the adoption of the new lease accounting standard. In February 2020, the Company’s new lease in Arlington, Virginia added approximately $746,000 in new lease obligations. Cash paid for amounts included in the present value of operating lease liabilities was $39,868 during first quarter 2021 and is included in operating cash flows.

The weighted average remaining lease terms and discount rates for all of our operating lease were as follows as of December 31, 2020:

Remaining lease term and discount rate:	December 31, 2020
Weighted average remaining lease terms (years)
Lease facilities	4.58

Weighted average discount rate
Lease facilities	4.35%

Significant Judgements

Significant judgements include the discount rates applied, the expected lease terms, and lease renewal options.

Future annual minimum lease obligations at December 31, 2020 are as follows:

Year ending September 30	Amount
2021	$122,267
2022	166,180
2023	170,322
2024	174,575
2025	148,870
$782,214

Rent expense totaled $38,279 and $22,744 for the three months ended December 31, 2020 and 2019, respectively.

NOTE 8 – COMMITMENTS AND CONTINGENCIES

Litigation

The Company is currently not involved in any litigation that it believes could have a material adverse effect on its financial condition or results of operations.

A disgruntled former consultant has brought an action in Texas state court against the Company and its former chief executive officer, alleging fraud and misrepresentation pertaining to stock and payments alleged to be owed to the consultant. The Company believes it has made all required payments and delivered the stock to the consultant. The consultant has also included a claim of partial ownership of certain of the Company’s patents, which management believes is without merit. The case is currently being defended by the Company and costs relating thereto have been submitted to the Company’s insurance carrier.

In August 2019, the Board of Directors formed a special committee of independent directors (the “Special Committee”) to investigate certain activities of Michael De La Garza (“De La Garza”), our former chief executive officer. Also in that same month, the Company initiated litigation against De La Garza in the District Court of Travis Country, Texas (the “Court”). On September 25, 2019, the Court entered a temporary injunction against De La Garza enjoining him from numerous acts. The Special Committee investigated certain activities of De La Garza, including the Ageos, LLC Operating Agreement, the QHCI/Noun note receivable, an advance/bonus, personal expenditures, and other items. All amounts expended have been expensed as of September 30, 2019.

The Company also sued De La Garza, among others, in federal district court seeking to invalidate the issuance of preferred stock to him in 2015. The preferred stock shares were converted to 13.5 million shares of common stock by De La Garza during 2018.

All litigation matters with Michael De La Garza were settled on August 28, 2020 with De La Garza agreeing to return 13.1 million shares of common stock to the Company and the Company agreeing to pay De La Garza $400,000 between September 30, 2020 and September 30, 2021. At September 20, 2020, Cipherloc owed $100,000 in settlement payments which will be made in $25,000 payments on December 1, 2020, March 1, 2021, June 1, 2021, and September 1, 2021.

The Company is seeking to invalidate the issuance of 1 million shares of Cipherloc preferred stock to former director and chief financial officer, Pamela Thompson, which stock is now being held by the Carmel Trust II, in or around 2011. As such, the Company has sued James LeGanke, as Trustee of Carmel Trust II, in federal court as part of its efforts to invalidate those shares. The Company alleges that Thompson failed to comply with both state law and Company bylaws when she and then CEO, Michael De La Garza, caused the Company to issue the preferred stock to themselves as purported compensation. The lawsuit is ongoing, and its resolution is unknown.

On October 13, 2020, Ageos, LLC, a Virginia limited liability company (“Ageos”), filed a Third-Party Complaint against Cipherloc (Third Party Case No. GV20015643-00) in connection with the pending action titled Scandium, LLC v. Ageos, LLC (Case No. GV20014313-00) in the General District Court for Fairfax County in the Commonwealth of Virginia. The action relates to an operating agreement, by and between Cipherloc and Ageos, whereby Cipherloc agreed to guarantee Ageos’s lease in order to enable the leasing of space in Fairfax County, VA. Cipherloc subsequently terminated the agreement with Ageos and offered to take over the space as an accommodation. Ageos declined. Ageos’s third party complaint demands from Cipherloc, among other things, all damages obtained by Scandium, LLC against Ageos; (ii) other compensatory damages in connection with certain lease payments under the lease discussed above; and (iii) pre-judgment interest. This lawsuit is ongoing, and its resolution is unknown.

Leases

In February 2019, the Company and the landlord for its leased office space in Buda, Texas entered into a new lease agreement, and the Company reduced its rented space from approximately 3,900 to 1,302 square feet. The new lease became effective on February 1, 2019 and has a three-year term. The initial monthly rent is $2,566, and the lease agreement provided for annual rent increases of approximately 2.7%. The lease automatically renews for a three-year term, unless either party to the lease agreement notifies the other of the intent to terminate the lease in writing at least 180 days prior to the expiration of the current term. In July 2020, the Company executed a lease termination agreement with the landlord for an early termination fee of $10,546 and forfeited the existing security deposit of $2,566. There are no future payments related to this lease.

In October 2018, the Company leased approximately 3,900 square feet of office space on North Scottsdale Road in Scottsdale, Arizona. The lease for this facility began on October 4, 2018 and originally continued until October 31, 2021. Annual rent of $77,180 was prepaid for the first year from November 1, 2018 to October 31, 2019, and the lease agreement provides for annual rent increases of approximately 5.0%. In June 2020, the Company executed a lease termination agreement with the landlord for an early termination fee of $27,013 and forfeited the existing security deposit of $9,796. There are no future payments related to this lease.

In February 2020, the Company leased approximately 3,666 square feet of office space on 2107 Wilson Boulevard, Arlington, Virginia. The lease for this facility began on February 1, 2020 and continues until July 31, 2025. The base annual rent is $159,471, a $100,000 security deposit was paid, and abatement of monthly rent payments was provided until August 1, 2020, and the lease provides for annual rent increases of approximately 2.5%. The amount of future payments guaranteed is $822,082  .

As the result of restructuring actions intended to conserve cash during the COVID-19 crisis, the landlord of the Wilson Boulevard space was notified that the Company no longer needed the space and is seeking an amicable and reasonable termination of the lease agreement.

As of September 30, 2020, the Company had one lease agreements for facilities.

Leases with an initial term of 12 months or less are not recorded on our Balance Sheet; we recognize lease expense for these leases on a straight-line basis over the lease term. Leases with initial terms in excess of 12 months are recorded as operating or financing leases in our Balance Sheet.

Lease assets and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. As most of our leases do not provide an implicit rate, we use a secured incremental borrowing rates based on the information available at commencement date, including lease term, in determining the present value of future payments. The operating lease asset also includes any lease payments made and excludes lease incentives and initial direct costs incurred. Our lease terms may include options to extend or terminate the lease when it is reasonably certain that the option will be exercised.

At inception, the Company determines if an arrangement contains a lease and whether that lease meets the classification criteria of a finance or operating lease. Some of the Company’s lease arrangements contain lease components (e.g., minimum rent payments) and non-lease components (e.g., maintenance, labor charges, etc.). The Company generally accounts for each component separately based on the estimated standalone price of each component. For certain leases, the Company accounts for the lease and non-lease components as a single lease component.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Operating Leases

Operating leases are included in operating lease ROU lease assets, and operating lease liabilities and operating long-term lease liabilities on the Balance Sheets. Lease expense for operating leases is recognized on a straight-line basis over the lease term. Variable lease expense is recognized in the period in which the obligation for those payments is incurred. Lease expense is included in general and administrative expense in the statements of operations and is reported net of lease income. Lease income is not material to the results of operations for the quarter ended June 30, 2020. The Company announced a corporate restructuring on June 30, 2020 which will result in the abandonment of certain office spaces. The Company has recorded an impairment charge of approximately $382,962   which is the estimate of the future payments less projected sublease income from the abandoned office space.

Cash Flows

An initial right-of-use asset of $233,751 was recognized as a non-cash asset addition with the adoption of the new lease accounting standard. Cash paid for amounts included in the present value of operating lease liabilities was $28,534 during third quarter 2020 and is included in operating cash flows. In February 2020, the Company’s new lease in Arlington, Virginia added approximately $746,000 in new lease obligations.

The weighted average remaining lease terms and discount rates for all of our operating lease were as follows as of September 30, 2020:

Remaining lease term and discount rate:	September 30, 2020
Weighted average remaining lease terms (years)
Lease facilities	4.83

Weighted average discount rate
Lease facilities	4.35%

Significant Judgements

Significant judgements include the discount rates applied, the expected lease terms, and lease renewal options. There are three leases with a renewal option. Using the practical expedient, the Company utilized existing lease classifications as of September 30, 2019. As a result, the lease renewal options were not changed on implementation.

Future annual minimum lease obligations at September 30, 2020 are as follows:

Year ending September 30	Amount
2021	$162,135
2022	166,180
2023	170,322
2024	174,575
2025	148,870
$822,082

Rent expense totaled $218,997 and $150,575 for the years ended September 30, 2020 and 2019, respectively.